CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Revenue:
License	$ 11,067		$ 17,371		$ 7,389
Recurring revenue	23,594		20,040		16,617
Professional services	8,703		6,654		5,871
Total revenue	43,364		44,065		29,877
Cost of license	(39)		34		168
Cost of recurring revenue	5,363		5,273		4,492
Cost of professional services	8,112		5,609		5,048
Total cost of revenue	13,436		10,916		9,708
Gross profit	29,928		33,149		20,169
Operating expenses:
Research and development	6,132		5,551		5,510
Sales and marketing	20,086	[1]	14,071	[1]	10,184	[1]
General and administrative	5,743		3,974		3,211
Total operating expenses	31,961	[1]	23,596	[1]	18,905	[1]
Income / (loss) from operations	(2,033)	[1]	9,553	[1]	1,264	[1]
Interest expense, net	(722)		(1,230)		(1,123)
Other income/ (expense)	(677)		245		(67)
Income / (loss) before income tax	(3,432)	[1]	8,568	[1]	74	[1]
Income tax provision	(390)		(196)		(159)
Net income / (loss)	(3,822)	[1]	8,372	[1]	(85)	[1]
Per share information:
Basic net income / (loss) per common share	$ (0.16)	[1]	$ 0.37	[1]	$ 0.00	[1]
Diluted net income / (loss) per common share	$ (0.16)	[1]	$ 0.34	[1]	$ 0.00	[1]
Weighted average shares used in computing basic net income / (loss) per common share	24,329		22,709		22,180
Weighted average shares used in computing diluted net income / (loss) per common share	24,329		24,289		22,180
Below is a summary of stock-based compensation included in the costs and expenses above:
Stock-based compensation	856		218		244
Cost of professional services and recurring revenue [Member]
Below is a summary of stock-based compensation included in the costs and expenses above:
Stock-based compensation	77		32		35
Research and development [Member]
Below is a summary of stock-based compensation included in the costs and expenses above:
Stock-based compensation	180		52		78
Sales and marketing [Member]
Below is a summary of stock-based compensation included in the costs and expenses above:
Stock-based compensation	274		46		49
General and administrative [Member]
Below is a summary of stock-based compensation included in the costs and expenses above:
Stock-based compensation	$ 325		$ 88		$ 82

[1]	As Adjusted, see Note 1.